DIVESTITURES (Tables)	12 Months Ended
Dec. 31, 2017
East Gate Media Contents and Technology Fund
Summarized Selected Financial Information for Divested Business

The disposal gain was as follows:

(In US$ thousand)	Amount
The fair value of consideration received, net of any transaction costs	$112
The fair value of consideration receivable, net of any transaction costs	1,058
1,170
The carrying amount of the investment of East Gate at the date of disposal	1,398
Exchange difference	250
Gain on disposal of investment in East Gate	$22

FingerRockz
Summarized Selected Financial Information for Divested Business

The deconsolidation gain was as follows:

(In US$ thousand)	Amount
The fair value of consideration received and receivable, net of any transaction costs	$—
The carrying amount of FingerRockz at the date of deconsolidation	(37)
Gain on disposal of FingerRockz	$37

Perfect Pairs
Summarized Selected Financial Information for Divested Business

The disposal gain was as follows:

(In US$ thousand)	Amount
The fair value of consideration received, net of any transaction costs	$760
The carrying amount of PerfectPairs
Cash	482
Receivables and other current assets	40
Property, plant and equipment	71
Intangible and other noncurrent assets	13
Accounts payable and accrued expenses	(528)
Other payable and other current liabilities	(144)
The carrying amount of PerfectPairs at the date of deconsolidation	(66)
Exchange difference	1
Gain on disposal of PerfectPairs	$827